JPMorgan Equity Income Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 1000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
RUSSELL 1000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	14.05%	10.09%	10.28%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	14.31%	10.37%	10.56%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	14.60%	10.64%	10.84%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	14.79%	10.81%	11.01%
Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.05%	9.33%	9.86%
Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.70%	8.45%	8.89%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	14.87%	10.92%	11.12%